Mining royalties	12 Months Ended
Dec. 31, 2017
Disclosure Of Mining Royalties [Abstract]
Disclosure Of Mining Royalties [Text Block]
23.	Mining royalties

This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Sindicato Minero de Orcopampa S.A., note 28(b)	20,165	19,824	21,942
Royalties paid to the Peruvian State	11,052	7,787	5,246
	31,217	27,611	27,188